Business Acquisition (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Nov. 04, 2019
Revenue			$ 88,713	$ 108,716	$ 114,065
Contingent consideration gain			(340)	$ 0	$ 0
Danfair Transport
Estimated earned payout liability	$ 85		85			$ 425
Potential high range of earned payout						800
Potential low range of earned payout						$ 0
Contingent consideration gain	$ 190	$ 150	$ 340